Note 12 - Lease - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Year ending December 31, 2021	$ 972
Year ending December 31, 2022	792
Year ending December 31, 2023	708
Total lease payment	2,472
Less imputed interest	(326)
Present value of lease liabilities	$ 2,146	$ 2,472